NVIT International Index Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - NVIT International Index Fund (USD $)	Class Y Shares	Class II Shares	Class VI Shares	Class VIII Shares
Shareholder Fees (paid directly from your investment)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)			1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT International Index Fund		Class Y Shares	Class II Shares	Class VI Shares	Class VIII Shares
Management Fees	[1]	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees			0.25%	0.25%	0.40%
Other Expenses	[2]	0.07%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		0.32%	0.72%	0.72%	0.87%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
[2]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Expense Example - NVIT International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	32	101	177	400
Class II Shares	73	229	398	889
Class VI Shares	73	229	398	889
Class VIII Shares	88	276	479	1,067